Short term loans and securitization debt (Details) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	CNY (¥)
Short term loans and securitization debt
Weighted average interest rate for the outstanding borrowings	3.84%		3.84%
Financial covenants in respect of short-term borrowings			¥ 0
Short-term loan agreement with PRC bank
Short term loans and securitization debt
Principal amount			172,000
Amount of loan pledged by assets			¥ 200,000
Interest rate (as a percent)	4.35%		4.35%
Loan agreement with PRC bank
Short term loans and securitization debt
Principal amount			¥ 29,600
Amount of loan pledged by assets			¥ 30
Interest rate (as a percent)	5.75%		5.75%
United States of America, Dollars | Short-term bank facility agreement with oversears bank
Short term loans and securitization debt
Maximum credit facility	$ 100,000		¥ 650,630
Drawn down from debt	$ 50,000	¥ 326,710
Amount of loan pledged by assets			35,412
United States of America, Dollars | Short-term bank facility agreement with oversears bank | Base Rate
Short term loans and securitization debt
Basis spread (as a percent)	1.05%	1.05%
United States of America, Dollars | Short-term bank facility agreement with oversears bank | 3 Month People's Bank of China's Deposit Benchmarking Rate, 3 Month
Short term loans and securitization debt
Reference rate	3-month London Inter-Bank Offered Rate	3-month London Inter-Bank Offered Rate
Denominated in RMB | Short-term bank facility agreement with PRC bank
Short term loans and securitization debt
Maximum credit facility			179,000
Denominated in RMB | Short-term bank facility agreement with PRC bank | Base Rate
Short term loans and securitization debt
Basis spread (as a percent)	3.25%	3.25%
Denominated in RMB | Short-term bank facility agreement with PRC bank | 3 Month People's Bank of China's Deposit Benchmarking Rate, 3 Month
Short term loans and securitization debt
Reference rate	3-month People's Bank of China's Deposit Benchmarking Rate	3-month People's Bank of China's Deposit Benchmarking Rate
Denominated in RMB | Short-term bank facility agreement with PRC bank, two
Short term loans and securitization debt
Maximum credit facility			1,200,000
Denominated in RMB | Securitization Debt
Short term loans and securitization debt
Principal amount			¥ 760,000
Weighted average interest rate of securitization debt	5.36		5.36